FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Registrant Name	Farm Bureau Life Variable Account II
File Number		811-08639
Registrant CIK Number	0001054821

Report as of the end of semiannual period:	/   /  (a)
			or fiscal year ending:	12/31/98  (b)
Is this a transition report? (Y/N):	N
Is this form being completed by the registrant? (Y/N):	Y
Is this an amendment to a previous filing? (Y/N):	N
Is this a change to a previous filing? (Y/N):	N

1.A) Registrant Name:	Farm Bureau Life Variable Account II
   B) File Number:		811-08639
   C) Telephone Number:	515-225-5400

2.A) Street:	5400 University Avenue
   B) City:	West Des Moines	C) State:	IA	D) Zip Code:	50266-5997
   E) Foreign Country		Foreign Postal Code

3.  Is this the first filing on this form by the Registrant? (Y/N)	Y
4.  Is this the last filing on this form by the Registrant? (Y/N)	N
5.  Is Registrant a small business investment company (SBIC)? (Y/N)	N
6.  Is Registrant a unit investment trust (UIT)? (Y/N)	Y
7.A) Is Registrant a series or multiple portfolio company? (Y/N)	N
   B) How many separate series or portfolios did Registrant have at the end of
the period?	N/A

UNIT INVESTMENT TRUSTS

111.A) Depositor Name:	Farm Bureau Life Insurance Company
       B) File Number (If any):	N/A
       C) City:	West Des Moines	State:	IA	Zip Code:	50266-5997
            Foreign Country	Foreign Postal Code

112.A) Sponsor Name:	N/A
       B) File Number (If any):
       C) City:	State:	Zip Code:
            Foreign Country	Foreign Postal Code

113.A) Trustee Name:		N/A
       B) City:	State:	Zip Code:
            Foreign Country	Foreign Postal Code

114.A) Principal Underwriter Name:		EquiTrust Marketing Services, LLC
       B) File Number:	8-15855
       C) City:	West Des Moines	State:	IA	Zip Code:	50266-5997
            Foreign Country	Foreign Postal Code

115.A) Independent Public Accountant Name:	Ernst & Young LLP
       B) City:	Des Moines	State:	IA		Zip Code:	50309-2764
            Foreign Country	Foreign Postal Code

116. Family of investment companies information:
     A)  Is Registrant part of a family of investment companies? (Y/N)	N
     B) Identify the family in 10 letters:

117.A) Is Registrant a separate account of an insurance company? (Y/N)	Y
If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
       B) Variable annuity contracts? (Y/N)	N
       C) Scheduled premium variable life contracts? (Y/N)	N
       D) Flexible premium variable life contracts? (Y/N)	Y
       E) Other types of insurance products registered under the Securities Act
 of 1933? (Y/N)	N

118. State the number of series existing at the end of the period that had
 securities registered under the Securities Act of 1933:	1

119. State the number of new series for which registration statements under the
 Securities Act of 1933 became effective during the period:	1

120. State the total value of the portfolio securities on the date of deposit
 for the new series included in item 119 ($000s omitted):	0

121. State the number of series for which a current prospectus was in existence
 at the end of the period:		1

122. State the number of existing series for which additional units were
 registered under the Securities Act of 1933 during the current period:	0

123. State the total value of the additional units considered in answering item 122 ($000s omitted): $ 0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
series) ($000s omitted)	$ 0



125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
 of all series of Registrant ($000s omitted)	$ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
 placed in the portfolio of a subsequent series) ($000s omitted)	$ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       # of Series	Total Assets		Total Income
                                       Investing	($000s omitted)	Distributions
                                                                ($000s omitted)

A.  US Treasury direct issue
B.  US Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
     debt of brokers' or dealers' parent
F.  All other corporate interm & long-
     term debt
G.  All other corporate short-term debt
H.  Equity securities of brokers or
      dealers or parents of brokers or
      dealers
I.  Investment company equity securities		1			0			0
J.  All other equity securities
K.  Other securities
L.  Total assets of all series of registrant		1			0			0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current
 period insured or guaranteed by an entity other than the issuer? (Y/N)	N	[If
 answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
 period? (Y/N)	N/A	[If answer is "N" (No), go to item 131.)

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
 insurance or guarantees? (Y/N)	N/A

131. Total expenses incurred by all series of Registrant during the current
 reporting period ($000s omitted)	$ 0

132. List the "811" (Investment Company Act of 1940) registration number for
 all series of Registrant that are being included in this filing:	None